Note 4 - Shareholder Remuneration System - Dividens (Details)	6 Months Ended
Jun. 30, 2019 € / shares
Share holder Remuneration System Abstract
Dividends Paid per share	€ 0.16
Net Dividends Paid per share	€ 0.1296